Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current payables:
Payables to related parties	$ 440,348	$ 160,676
Non-current payables:
Payables to related parties	$ 61,466	$ 58,518